CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 187,167	$ 112,871
Designated Interest bearing deposits		10,000
Trade accounts receivable	99,166	80,316
Other receivables	5,759	10,943
Inventories	87,873	64,804
Other current assets	14,119	11,480
Total current assets	394,084	290,414
LONG-TERM INVESTMENTS	11,896	14,494
PROPERTY AND EQUIPMENT, NET	419,111	350,039
INTANGIBLE ASSETS, NET	42,037	32,393
GOODWILL	7,000	7,000
OTHER ASSETS, NET	10,018	11,547
TOTAL ASSETS	884,146	705,887
CURRENT LIABILITIES
Current maturities of loans and debentures	119,999	36,441
Trade accounts payable	98,632	66,358
Deferred revenue and short-term customers' advances	5,478	3,166
Employee related liabilities, inc. Nishiwaki retirement allowance	59,597	25,957
Other current liabilities	16,619	7,994
Total current liabilities	300,325	139,916
LONG-TERM LOANS FROM BANKS	159,776	108,739
DEBENTURES	107,311	208,146
LONG-TERM CUSTOMERS' ADVANCES	6,272	7,187
EMPLOYEE RELATED LIABILITIES	16,699	65,337
DEFERRED TAX LIABILITY	75,278	13,611
OTHER LONG-TERM LIABILITIES	22,924	21,703
Total liabilities	688,585	564,639
Ordinary shares of NIS 15 par value; Authorized: 150,000 shares as of December 31, 2014 and 2013, respectively; Issued: 58,120 and 47,956 shares as of December 31, 2014 and 2013, respectively; Outstanding: 58,034 and 47,870 shares as of December 31, 2014 and 2013, respectively.	235,117	192,776
Additional paid-in capital	1,137,946	1,084,011
Capital notes	60,704	92,549
Cumulative stock based compensation	50,017	45,380
Accumulated other comprehensive loss	(25,726)	(16,126)
Accumulated deficit	(1,244,007)	(1,248,270)
SHAREHOLDERS' EQUITY, before treasury stock	214,051	150,320
Treasury stock, at cost - 86 shares	(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY	204,979	141,248
Non controlling interest	(9,418)
TOTAL EQUITY	195,561	141,248
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 884,146	$ 705,887